Prepaid land use rights	12 Months Ended
Dec. 31, 2014
Prepaid land use rights
Prepaid land use rights

14.Prepaid land use rights

The prepaid land use rights of the Group represented prepaid operating lease payments in obtaining land use rights in the PRC for a period of 40 or 50 years.

	As of December 31,	As of December 31,
	2013	2014
	RMB	RMB
Cost	491,638	491,638
Less: accumulated amortization	(32,956)	(43,019)
Net book value	458,682	448,619

Current portion of prepaid land use rights (recorded in other current assets)	10,063	10,063
Non-current portion of prepaid land use rights	448,619	438,556
Total	458,682	448,619

As of December 31, 2014, the Group pledged its land use right with the net book value of RMB 74,211 to secure a long-term bank borrowing of RMB 28,600 from Agricultural Bank of China. As of December 31, 2014, the Group pledged another land use right with the net book value of RMB 213,840 to secure a long-term entrusted loan of RMB 1,440,000 from Hefei High-Tech Industrial Development Zone Management Co., Ltd. As of December 31, 2014, the Group pledged the land use right with the net book value of RMB 26,086 to secure a short-term entrusted loan of RMB 39,980 from Shanghai Pudong Development Bank.